Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (3,820)	$ (4,953)
Ending balance	(3,694)	(3,820)	(4,953)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	16,555	16,570	16,099
PROVISION FOR INCOME TAXES	1,192	894	1,109
Amortization of actuarial losses [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	(382)	(516)	(310)
Amortization of prior service credits [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	115	114	113
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	(267)	(402)	(197)
PROVISION FOR INCOME TAXES	105	171	73
Net Income	(162)	(231)	(124)
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	102	61	156
Translation adjustment	(25)	41	(95)
Ending balance	77	102	61
Retirement Plans Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,922)	(5,014)	(2,706)
Net gain (loss) and other arising during period	(11)	861	(2,432)
Reclassification from AOCI	162	231	124
Ending balance	$ (3,771)	$ (3,922)	$ (5,014)